AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Equity Real Estate Investment Trusts (REITs) – 80.6%
Data Center REITs – 7.9%
Digital Realty Trust, Inc.	42,479	$7,049,390
Equinix, Inc.	9,237	7,582,930

		14,632,320

Diversified REITs – 8.2%
Armada Hoffler Properties, Inc.(a)	80,108	558,353
British Land Co. PLC (The)	210,170	1,198,794
Broadstone Net Lease, Inc.	47,214	873,931
CapitaLand Integrated Commercial Trust(b)	1,029,100	1,932,036
Covivio SA/France	8,015	512,046
Essential Properties Realty Trust, Inc.(a)	102,390	3,108,560
GPT Group (The)	301,880	1,109,111
Merlin Properties Socimi SA	83,760	1,246,617
Stockland	1,010,360	3,780,369
United Urban Investment Corp.	780	901,164

		15,220,981

Health Care REITs – 12.3%
Aedifica SA(a)	11,310	995,936
Alexandria Real Estate Equities, Inc.(a)	15,802	863,421
American Healthcare REIT, Inc.	72,250	3,389,248
CareTrust REIT, Inc.	29,720	1,109,745
Primary Health Properties PLC	492,920	699,667
Ventas, Inc.	53,031	4,118,918
Welltower, Inc.	61,469	11,578,301

		22,755,236

Hotel & Resort REITs – 2.0%
Invincible Investment Corp.	599	253,687
Ryman Hospitality Properties, Inc.	22,631	2,143,156
Xenia Hotels & Resorts, Inc.	95,436	1,407,681

		3,804,524

Industrial REITs – 13.8%
Americold Realty Trust, Inc.(a)	42,458	526,904
CapitaLand Ascendas REIT(b)	659,500	1,475,867
Dream Industrial Real Estate Investment Trust	48,387	456,987
Goodman Group(a)	179,162	3,806,060
Industrial & Infrastructure Fund Investment Corp.(a)	924	894,840
Japan Logistics Fund, Inc.(a)	1,416	925,069
Prologis, Inc.	92,325	12,053,952
Segro PLC	163,390	1,702,291
STAG Industrial, Inc.	54,000	2,025,540
Tritax Big Box REIT PLC(a)	519,294	1,178,760
Warehouses De Pauw CVA	17,917	507,689

		25,553,959

Multi-Family Residential REITs – 6.7%
Independence Realty Trust, Inc.	218,500	3,648,950
Killam Apartment Real Estate Investment Trust	75,930	978,087
Mid-America Apartment Communities, Inc.	33,790	4,537,997
UDR, Inc.	90,126	3,348,181

		12,513,215

Company	Shares	U.S. $ Value

Office REITs – 4.3%
COPT Defense Properties	93,420	$2,878,270
Cousins Properties, Inc.	34,643	874,389
Daiwa Office Investment Corp.(a)	944	2,249,039
Derwent London PLC	16,687	441,982
Japan Real Estate Investment Corp.	315	254,140
Kilroy Realty Corp.	21,768	750,561
Nippon Building Fund, Inc.(a)	500	463,793

		7,912,174

Other Specialized REITs – 3.6%
Iron Mountain, Inc.	28,287	2,606,081
VICI Properties, Inc.	143,000	4,015,440

		6,621,521

Retail REITs – 13.5%
Acadia Realty Trust(a)	138,910	2,779,589
Brixmor Property Group, Inc.	122,497	3,281,695
Frasers Centrepoint Trust(b)	436,077	767,838
Hammerson PLC(a)	153,240	744,082
Japan Metropolitan Fund Invest(a)	1,161	913,802
Klepierre SA	18,560	714,994
Link REIT - Class H	222,534	1,023,158
NETSTREIT Corp.(a)	121,119	2,281,882
Realty Income Corp.	51,619	3,157,018
Scentre Group	945,070	2,678,299
Simon Property Group, Inc.	35,025	6,700,633

		25,042,990

Self-Storage REITs – 5.4%
Big Yellow Group PLC	36,981	523,496
CubeSmart	70,887	2,660,389
Extra Space Storage, Inc.	45,890	6,331,443
Safestore Holdings PLC(a)	44,185	500,009

		10,015,337

Single-Family Residential REITs – 2.9%
Invitation Homes, Inc.	94,824	2,534,646
Sun Communities, Inc.	7,043	897,489
UMH Properties, Inc.	124,090	1,939,527

		5,371,662

		149,443,919

Real Estate Management & Development – 16.9%
Diversified Real Estate Activities – 6.9%
City Developments Ltd.	158,500	1,154,922
Mitsubishi Estate Co., Ltd.	112,000	2,854,423
Mitsui Fudosan Co., Ltd.	307,400	3,524,926
Sumitomo Realty & Development Co., Ltd.(a)	101,600	2,829,253
Sun Hung Kai Properties Ltd. - Class H	144,500	2,320,509

		12,684,033

Company	Shares	U.S. $ Value

Real Estate Development – 1.0%
Katitas Co., Ltd.	45,600	$900,990
Sino Land Co., Ltd. - Class H(a)	648,000	975,181

		1,876,171

Real Estate Operating Companies – 8.0%
Azrieli Group Ltd.	7,190	964,216
CapitaLand Investment Ltd./Singapore(a)	261,700	633,609
Castellum AB	72,160	892,060
Catena AB(a)	14,160	735,041
CTP NV	14,597	318,224
Fastighets AB Balder - Class B(b)	141,583	1,067,904
International Workplace Group PLC	150,355	509,724
LAMDA Development SA(b)	51,375	431,350
LEG Immobilien SE	9,710	702,107
Pandox AB	49,170	1,059,853
Swire Properties Ltd. - Class H	582,400	1,765,284
Swiss Prime Site AG (REG)(b)	14,830	2,524,668
TAG Immobilien AG	45,193	766,715
VGP NV(a)	4,770	584,966
Vonovia SE	63,482	1,858,706

		14,814,427

Real Estate Services – 1.0%
Unibail-Rodamco-Westfield	16,950	1,874,075

		31,248,706

Health Care Equipment & Services – 1.3%
Health Care Facilities – 1.3%
Chartwell Retirement Residences	159,757	2,372,332

Capital Goods – 0.5%
Construction & Engineering – 0.5%
Kumagai Gumi Co., Ltd.(a)	87,000	976,412

Total Common Stocks (cost $147,629,648)		184,041,369

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(c) (d) (e) (cost $897,723)	897,723	897,723

Total Investments Before Security Lending Collateral for Securities Loaned – 99.8% (cost $148,527,371)		184,939,092

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(c) (d) (e) (cost $2,292,111)	2,292,111	2,292,111

Company	Shares	U.S. $ Value

Total Investments – 101.0% (cost $150,819,482)(f)		$187,231,203
Other assets less liabilities – (1.0)%		(1,897,344)

Net Assets – 100.0%		$185,333,859

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	CAD	411	USD	294	02/05/2026	$(7,500)
State Street Bank & Trust Co.	SEK	1,841	USD	199	02/13/2026	(7,363)
State Street Bank & Trust Co.	USD	304	NOK	3,076	02/13/2026	15,521
State Street Bank & Trust Co.	USD	195	SEK	1,841	02/13/2026	11,469
State Street Bank & Trust Co.	GBP	289	USD	384	02/26/2026	(10,956)
State Street Bank & Trust Co.	JPY	61,724	USD	403	04/10/2026	2,321
State Street Bank & Trust Co.	USD	406	JPY	61,724	04/10/2026	(4,573)
State Street Bank & Trust Co.	EUR	653	USD	783	04/16/2026	6,648
State Street Bank & Trust Co.	USD	318	EUR	265	04/16/2026	(2,687)
State Street Bank & Trust Co.	AUD	465	USD	324	04/22/2026	(44)
State Street Bank & Trust Co.	USD	431	AUD	622	04/22/2026	1,687
State Street Bank & Trust Co.	USD	444	AUD	634	04/22/2026	(1,740)
State Street Bank & Trust Co.	USD	397	NZD	661	04/22/2026	2,392

						$5,175

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,801,127 and gross unrealized depreciation of investments was $(2,384,231), resulting in net unrealized appreciation of $36,416,896.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

Glossary:

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2026 (unaudited)

61.4%	United States
9.7%	Japan
6.2%	Australia
3.8%	United Kingdom
3.3%	Hong Kong
3.2%	Singapore
2.1%	Canada
2.0%	Sweden
1.8%	Germany
1.7%	France
1.6%	Switzerland
1.1%	Belgium
0.7%	Spain
0.9%	Others
0.5%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Greece, Israel and Netherlands.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$115,549,293	$33,894,626		$—	$149,443,919
Real Estate Management & Development	1,059,853	30,188,853		—	31,248,706
Health Care Equipment & Services	2,372,332	—		—	2,372,332
Capital Goods	—	976,412		—	976,412
Short-Term Investments	897,723	—		—	897,723
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,292,111	—		—	2,292,111

Total Investments in Securities	122,171,312	65,059,891	(a)	—	187,231,203
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	40,038		—	40,038
Liabilities:
Forward Currency Exchange Contracts	—	(34,863)		—	(34,863)

Total	$122,171,312	$65,065,066		$—	$187,236,378

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$577	$7,166	$6,845	$898	$7
AB Government Money Market Portfolio*	4,449	8,867	11,024	2,292	25
Total	$5,026	$16,033	$17,869	$3,190	$32

*	Investments of cash collateral for securities lending transactions.